Other Assets and Prepaid Expenses - Summary of Other Assets, Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 25,351	$ 12,751
Other assets	$ 25,351	$ 12,751